CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net Income (Loss)	$ (1,550,305)	$ (4,449,734)	$ (10,146,228)	$ 322,840
Non-Cash Adjustments
Depreciation and Amortization	260,823	284,556	377,840	468,817
Stock-Based Compensation Expense	201,671	139,926	159,272	172,233
Impairment of Patents and Trademarks			73,423	64,703
Loss on Sale of Assets			40,352	0
Interest Converted into Common Stock			222,032	0
Amortization of Term Debt Discount			25,302	777,550
Amortization and Write-off of Term Debt Discount	294,191	639,989	732,584	0
Amortization and Write-off of Debt Issuance Costs	15,112	257,692	257,692	0
Warrants Issued for Debt Extinguishment			97,913	0
(Gain) Loss on Derivative Valuation	(2,124,878)	35,122	3,575,278	0
Gain on Sale of Discontinued Operations			0	(5,817,807)
Forgiveness of Debt			0	46,037
Non Cash Compensation				74,073
(Increase) Decrease in Operating Assets
Accounts Receivable	97,441	6,794	(44,320)	607,885
Inventories	(127,812)	41,887	(266,446)	717,499
Prepaid Expenses and Other Assets	138,763	2,604	(37,993)	14,857
Increase (Decrease) in Operating Liabilities
Accounts Payable	(678,576)	(501,802)	(379,634)	(912,122)
Accrued Expenses	7,928	92,427	34,592	99,832
Customer Deposits	6,484	11,653	107,698	(329,073)
Income and Other Taxes Payable	(29,051)	8,692	54,365	1,386
Accrued Compensation	72,116	116,667	0	200,000
Accrued Interest	65,757	459,029	24,728	667,994
Net Cash Flows Used in Operating Activities	(3,350,336)	(2,854,498)	(5,091,550)	(2,823,296)
Cash Flows from Investing Activities
Proceeds from Sale of Assets, Net of Direct Costs			0	7,520,197
Purchases of Tooling and Equipment	(189,558)	(98,723)	(145,929)	(180,189)
Investments in Software Development	(643,790)	0	(240,561)	0
Investments in Patents and Trademarks	(68,884)	(38,925)	(72,704)	(67,923)
Net Cash Used in Investing Activities	(902,232)	(137,648)	(459,194)	7,272,085
Cash Flows from Financing Activities
Proceeds from Exercise of Warrants	1,928,241	0	56,250	0
Issuance of Common Stock	0	8,050,000	8,050,000	0
Repayment of Capital Leases	(19,760)	(48,601)	(55,733)	(92,739)
Direct Offering Associated Costs	0	(1,633,641)	(1,204,779)	(57,500)
Net Change in Lines of Credit	0	(112,500)	(112,500)	(539,581)
Repayment of Long-Term Debt and Notes Payable	(262,411)	(1,952,327)	(2,137,983)	(4,474,879)
Proceeds from Senior Convertible Debt	3,000,000	1,000,000	1,000,000	0
Issuance Costs on Senior Convertible Debt	(139,340)	(191,088)
Proceeds from Notes Payable	0	382,884	382,884	364,488
Issuance Costs of Senior Convertible Debt			(183,809)	0
Net Cash Flows Provided by Financing Activities	4,506,730	5,494,727	5,794,330	(4,800,211)
Net Increase in Cash and Cash Equivalents	254,162	2,502,581	243,586	(351,422)
Cash and Cash Equivalents — Beginning of Period	310,140	66,554	66,554	417,976
Cash and Cash Equivalents — End of Period	564,302	2,569,135	310,140	66,554
Supplemental Disclosures
Interest Paid	67,942	460,083	230,112	170,512
Common Stock Issued For Services, Classified as Prepaid Expense	170,913	0
Conversion of Accrued Interest into Common Stock	0	1,076,250	2,316,007	0
Warrant Derivative Liability of Common Stock Offering and Debt Conversions	0	8,446,271	8,236,786	0
Conversion of Accrued Compensation and Term Debt into Common Stock	600,000	2,882,333	1,642,569	0
Unamortized Discount upon Conversion of Term Debt	214,536	0
Discount on senior convertible debt attributed to embedded conversion price adjustment option	1,938,988	0
Warrants granted for senior convertible debenture issuance costs	0	66,603	66,603	0
Reclassification of Derivative Liability to Additional Paid-In Capital upon Note Conversions and Warrant Exercises	1,927,120	0
Income Taxes Paid			32,533	19,012
Non-Cash Investing and Financings Activities
Discount on senior convertible debenture attributed to warrants			732,584	0
Warrants granted to Senior Debt Holders for Early Debt Repayment			$ 97,913	$ 0